Prepaid Expenses and Other Current Assets, Net - Schedule of Prepaid Expenses and Other Current Assets, Net (Details) ¥ in Thousands, $ in Thousands		Dec. 31, 2025 CNY (¥)	Dec. 31, 2025 USD ($)	Dec. 31, 2024 CNY (¥)
Schedule of Prepaid Expenses and Other Current Assets, Net [Abstract]
Deductible input tax		¥ 6,197		¥ 4,355
Prepaid expenses	[1]	2,268		1,504
Deposits		981		106
Receivable from third party		4,595		5,490
Others		76		160
Subtotal		14,117		11,615
Less: Allowance for credit losses	[2]	(546)		(546)
Total prepaid expenses and other current assets, net		¥ 13,571	$ 1,938	¥ 11,069

[1]	Prepaid expenses mainly represent prepaid commissions for promotion services, communication expenses, maintenance premiums, and other expenses related to the daily operation of the enterprise.
[2]	The credit loss provision primarily includes advertising expenses that cannot be recovered and compensation claims. No additional provision was made for the years ended December 31, 2024 and 2025.